Trade receivables and other customer-related balances - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value of financial instruments
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	€ (45)	€ (122)	€ 5
Receivables	13,213	15,799
Satisfied performance obligations	1,000	1,500
Discontinued Operations
Fair value of financial instruments
Satisfied performance obligations		100
Credit risk | Total net receivables
Fair value of financial instruments
Receivables	5,835	6,003
Credit risk | Total net receivables | Accumulated impairment
Fair value of financial instruments
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	50	137	16
Receivables	(183)	(226)
Credit risk | Total net receivables | Accumulated impairment | Financial instruments credit-impaired
Fair value of financial instruments
Receivables	€ 30	62	€ 396
Reversal of impairment loss recognised in profit or loss		334
Decrease through write-off, financial assets		233
Increase (decrease) through modification of contractual cash flows, financial assets		€ 111